Possible Impact of Amendments to Standards , New Standards and Interpretation Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2018	12 Months Ended
Dec. 31, 2018
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Possible Impact of Amendments to Standards , New Standards and Interpretation Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2018
42.	POSSIBLE IMPACT OF AMENDMENTS TO STANDARDS, NEW STANDARDS AND INTERPRETATION ISSUED BUT NOT YET EFFECTIVE FOR THE ANNUAL ACCOUNTING PERIOD ENDED DECEMBER 31, 2018

Up to the date of issue of these consolidated financial statements, the IASB has issued the following amendments to standards, new standards and interpretation which are not yet effective and not early adopted for the annual accounting period ended December 31, 2018:

Effective for accounting period beginning on or after
IFRS 16, “Leases”	1 January 2019
IFRIC 23, “Uncertainty over Income Tax Treatments”	1 January 2019
Amendments to IFRS 9, “Prepayment Features with Negative Compensation”	1 January 2019
Amendments to IAS 28, “Long-term Interests in Associates and Joint Ventures”	1 January 2019
Amendments to IFRSs, “Annual Improvements to IFRS Standards 2015-2017 Cycle”	1 January 2019
Amendments to IAS 19, “Plan Amendment, Curtailment or Settlement”	1 January 2019
Amendments to IFRS 3, “Definition of a Business”	1 January 2020
Amendments to IAS 1 and IAS 8, “Definition of Material”	1 January 2020
IFRS 17, “Insurance Contracts”	1 January 2021
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	Postponed

The Group is in the process of making an assessment of the impact that will result from adopting the amendments to standards, new standards and interpretation issued by the IASB which are not yet effective for the accounting period ended on December 31, 2018. Except for IFRS 16, “Leases”, so far the Group believes that the adoption of these amendments to standards, new standards and interpretation is unlikely to have a significant impact on its financial position and the results of operations.

IFRS 16, “Leases”

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 will supersede IAS 17, “Leases” and the related interpretations when it becomes effective.

IFRS 16 distinguishes lease and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees, except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. For the classification of cash flows, the Group currently presents upfront prepaid lease payments as investing cash flows in relation to land use rights while other operating lease payments are presented as operating cash flows. Upon application of IFRS 16, lease payments in relation to lease liability will be allocated into a principal and an interest portion which will be presented as financing and operating cash flows respectively by the Group, upfront prepaid lease payments will continue to be presented as investing or operating cash flows in accordance to the nature, as appropriate.

Under IAS 17, the Group has already recognized an asset and a related finance lease liability for finance lease arrangement and prepaid lease payments for land use rights where the Group is a lessee. The application of IFRS 16 may result in potential changes in classification of these assets depending on whether the Group presents right-of-use assets separately or within the same line item at which the corresponding underlying assets would be presented if they were owned.

Other than certain requirements which are also applicable to lessor, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

Furthermore, extensive disclosures are required by IFRS 16.

As of December 31, 2018, the Group has non-cancellable operating lease commitments of RMB65,805 as disclosed in Note 33. A preliminary assessment indicates that majority of these arrangements will meet the definition of a lease. Upon application of IFRS 16, the Group will recognize a right-of-use asset and a corresponding liability in respect of these leases unless they qualify for low value or short-term leases.

The application of new requirements may result in changes in measurement, presentation and disclosure as indicated above. The Group intends to elect the modified retrospective approach for the application of IFRS 16 as lessee and will recognize the cumulative effect of initial application to opening reserves without restating comparative information.